11. Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes

NOTE 11. CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES

The following tables set forth the components of the Company’s, convertible debentures as of September 30, 2020, and December 31, 2019:

	September 30, 2020	December 31, 2020
Principal value of convertible notes	$2,495,000	$1,550,000
Note discount	(744,961)	(997,397)
Total convertible notes, net current	$1,750,039	$552,603

On July 8, 2019, the Company commenced a private offering of Units at a price of $50,000 per Unit, each Unit consisting of 50,000 shares of the Company’s Common Stock and one $50,000 unsecured Convertible Note (“a Convertible Note”), which mature one year from the date of issuance and accrue interest at 5% per annum. These Convertible Notes are convertible into shares of the Company’s Common Stock at a conversion price of $1.00 per share. During the year ended December 31, 2019, the Company issued 31 Units in this offering for and received proceeds of $1,550,000 from six accredited investors. Since the Company’s stock price exceeded the conversion feature of the Convertible Notes and was immediately exercisable, the Company recorded a beneficial conversion feature (“BCF”) and expense of $1,550,000 which was charged to interest expense with an offset to paid-in capital.

In addition, the 5,505,530 shares of Common Stock included in the Units were valued at $5,075,000. The excess above the $1,550,000 face value of the Convertible Notes or, $3,525,000, was charged to interest expense with an offset to paid-in capital. The remaining $1,550,000 was recorded as a Note discount of $1,550,000 to be amortized over the three years from the date of the Note to the maturity date. The Company recorded $552,602 in interest expense related to the amortization of note discount during the year ended December 31, 2019. During the nine months ended September 30, 2020 the Company recorded $58,179 in interest expense on these Notes and amortized $1,003,233 of note discount which was charged to interest expense. As of September 30, 2020, there was $85,808 in accrued interest on these notes, and $12,329 in unamortized note discount related to these notes. All of these notes are past due their maturity dates. The Company has not received any notice of default on these note and continues to accrue interest on these notes past the maturity date

During the three months ended September 30, 2020, the Company issued $157,500 in unsecured 8% convertible notes to one accredited investor, and $513,500 in unsecured 10% convertible notes to three accredited investors. Under the terms of each convertible note, the investors received the right to convert their note to common stock commencing six months after the date of issuance ranging from 55% to 61%, respectively, of the lowest closing price for the Company’s common stock measured 20 business days prior to conversion. Additionally, these notes were issued with an original issue discount of $35,000 which were immediately expensed. The Company recorded a note discount of $649,527 on these notes. During the nine months ended September 30, 2020, the Company recorded $3,931 in interest expense on these four new notes and amortized $43,108 of note discount which was charged to interest expense. As of September 30, 2020, there was $3,931 in accrued interest on these notes, and $606,419 in unamortized note discount related to these notes.

During the nine months ended September 30, 2020, the Company issued a total of ten notes to eight accredited investors of which $595,500 was in the form of unsecured 8% convertible notes, and $609,500 was in unsecured 10% convertible notes. Under the terms of each convertible note, the investors received the right to convert their to common stock commencing nine months after the date of issuance ranging from 55%-75%, respectively, of the lowest closing price for the Company’s common stock measured 20 business days prior to conversion. Additionally, these notes were issued with an original issue discount of $53,000 which were immediately expensed. One of the noteholders also received 153,940 “returnable” shares in connection with issuance of the convertible notes. These shares are returnable to the Company if the underlying convertible note ($160,000) is redeemed before the passage of 180 days. During the three months ended September 30, 2020 the Company repaid the $160,000 Note, received the 153,940 shares back from the noteholder, and converted a $100,000 note plus accrued interest into 135,000 Common Shares of the Company.

During the nine months ended September 30, 2020, the Company recorded $27,696 in interest expense on these ten new notes and amortized $280,593 of note discount which was charged to interest expense. As of September 30, 2020, there was $16,444 in accrued interest on these ten notes, and $732,632 in unamortized note discount related to these notes. During the three months ended September 30, 2020 the $160,000 note was paid off, and one note holder with a $100,000 convertible note converted their note to equity and received 135,000 shares pursuant to the conversion terms on his note. The Company recorded a loss on this conversion of debt of $201,916.

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices of the Notes described above were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of September 30, 2020, derivative liabilities were valued using a probability-weighted average Black-Scholes-Merton pricing model with the following assumptions:

September 30, 2020
Exercise Price	0.30–0.41
Stock Price	$0.60
Risk-free interest rate	.19%
Expected volatility	352.70%
Expected life (in years)	1.00
Expected dividend yield	0%
Fair Value:	$1,748,237

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

During the nine months ended September 30, 2020, the Company recognized a loss of $1,748,237 as “Other Expense” on its Statements of Operations, which represented the net change in the value of the derivative liability.

NOTE 11.	CONVERTIBLE NOTES

The following tables set forth the components of the Company’s, convertible debentures as of December 31, 2019, and December 31, 2018:

	December 31, 2019	December 31, 2018

Principal value of convertible notes	$1,550,000	$2,072,000
Note discount	(997,397)	–
Total convertible notes, net current	$552,603	$2,072,000

In July 2018, the Company commenced an offering of up to $2 million of one-year maturity convertible notes (“Notes”). The maximum amount under the Offering was subsequently increased to $2,500,000 These Notes carried both a voluntary conversion feature and an automatic conversion feature. The Notes carried an interest rate of 12% and are convertible into shares of the Company’s Common Stock.

Through the period ended December 31, 2018, the Company had received $2,072,000 in proceeds from the sale of convertible notes to 35 accredited investors. No proceeds were received from convertible notes during the year ended December 31, 2019.

Automatic conversion feature

If the Company issues equity securities (“Equity Securities”) in a transaction or series of related transactions resulting in aggregate gross proceeds to the Company of at least $5,000,000, including conversion of the Notes and any other indebtedness, or issuance of Equity Securities in connection with any business combination, including a merger or acquisition (a “Qualified Financing”), then the Notes, and any accrued but unpaid interest thereon, will automatically convert into the equity securities issued pursuant to the Qualified Financing at a conversion price equal to the lesser of (i) 50% of the per-share price paid by the purchasers of such equity securities in the Qualified Financing or (ii) $0.40 per share.

Voluntary conversion feature

If these Notes have not been previously converted pursuant to a Qualified Financing, then, upon Holders election prior to the Maturity Date or effective upon the Maturity Date, the Holder may elect to convert their Notes into shares of the Company’s Common Stock at a conversion price equal to the lesser of (i) 50% of the market price for the Company’s Common Stock as of the Maturity Date or (ii) $0.40 per share.

During the three month period ended March 31, 2019, the Company entered into a Qualified Financing with its minority purchase of GN stock and warrants described in Note 4 “Investment”. As a result on March 31, 2019, the convertible notes amounting to $2,072,000 along with $130,212 of accrued interest were converted, pursuant to the automatic conversion terms described above, to equity at a price of $0.40 per share, or a total of 5,505,530 shares.

No further convertible notes were offered under these terms and Offering was closed.

On July 8, 2019, the Company commenced a private offering of Units at a price of $50,000 per Unit, each Unit consisting of 50,000 shares of the Company’s Common Stock and one $50,000 unsecured Convertible Note (“a Convertible Note”), which mature one year from the date of issuance and accrue interest at 5% per annum. These Convertible Notes are convertible into shares of the Company’s Common Stock at a conversion price of $1.00 per share. During the year ended December 31, 2019, the Company issued 31 Units in this offering for get proceeds of $1,550,000 to six accredited investors. Since the Company’s stock price exceeded the conversion feature of the Convertible Notes and was immediately exercisable, the Company recorded a beneficial conversion feature (“BCF”) and expense of $1,550,000 which was charged to interest expense with an offset to paid-in capital.

In addition, the 1,550,000 shares of Common Stock included in the Unites were valued at $5,075,000. The excess above the $1,550,000 face value of the Convertible Notes or, $3,525,000, was charged to interest expense with an offset to paid-in capital. The remaining $1,550,000 was recorded as a Note discount of $1,550,000 to be amortized over the three year period from the date of the Note to the maturity date. The Company recorded $552,602 in interest expense related to the amortization of note discount during the year ended December 31, 2019.